Financial Instruments - Summarizes outstanding Cross Currency Swap Agreements (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 4,983	$ 2,524
Cross-currency swaps | 2021 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		404
Derivative financial instruments liability		(4)
Derivative financial assets		0
Cross-currency swaps | 2022 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	407
Derivative financial instruments liability	0
Derivative financial assets	45
Cross-currency swaps | 2023 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	11,733	11,371
Derivative financial instruments liability	0	0
Derivative financial assets	3,628	2,165
Cross-currency swaps | 2026 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	6,348
Derivative financial instruments liability	(1)
Derivative financial assets	220
Cross-currency swaps | 2027 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	7,204	6,982
Derivative financial instruments liability	0	(464)
Derivative financial assets	366	80
Cross-currency swaps | 2030 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	3,911	3,790
Derivative financial instruments liability	(8)	(107)
Derivative financial assets	$ 404	$ 192